UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

Finsbury Dials

20 Finsbury Street

London EC2Y 9AQ

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(Address of principal executive offices) (Zip code)

CSC

Suite 3100

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

        Registrant's telephone number, including area code: 302 791 1763

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         Date of fiscal year end: December 31

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         Date of reporting period: September 30, 2008

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO
AS OF SEPTEMBER 30, 2008 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)

COMMON STOCKS — (unless otherwise noted)
CHINA (28.6%)
Commercial Banks (9.9%)
China Construction Bank Corp. ‘H’	5,053,000	3,371,697
China Merchants Bank Co., Ltd. ‘H’	663,500	1,602,283
Industrial & Commercial Bank of China ‘H’	5,087,000	3,074,559

		8,048,539

Construction & Engineering (0.7%)
China Railway Construction Corp. ‘H’ (a)	417,000	550,598

Construction Materials (1.1%)
Asia Cement China Holdings Corp. (a)	841,500	444,329
China National Building Material Co., Ltd. ‘H’	382,000	440,932

		885,261

Health Care Equipment & Supplies (0.0%)
Health Asia Medicentres (a) ††	1,000,000	—

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International, Ltd., ADR	2,055	79,344

Insurance (5.6%)
China Life Insurance Co., Ltd. ‘H’	1,236,000	4,604,544

Internet Software & Services (1.6%)
Tencent Holdings, Ltd.	178,600	1,276,560

Marine (0.9%)
China Shipping Container Lines Co., Ltd. ‘H’	2,388,000	410,949
China Shipping Development Co., Ltd. ‘H’	272,000	357,080

		768,029

Multiline Retail (0.9%)
Parkson Retail Group, Ltd.	635,500	695,667

Oil, Gas & Consumable Fuels (5.5%)
China Petroleum & Chemical Corp. ‘H’	3,876,000	3,059,064
China Shenhua Energy Co., Ltd. ‘H’	565,500	1,387,127

		4,446,191

Real Estate Management & Development (1.9%)
China Vanke Co., Ltd. ‘B’	2,260,360	1,590,013

Textiles, Apparel & Luxury Goods (0.4%)
Bosideng International Holdings, Ltd.	2,498,000	308,838

TOTAL CHINA		23,253,584

HONG KONG (40.8%)
Commercial Banks (3.8%)
BOC Hong Kong Holdings, Ltd.	376,500	659,433
Dah Sing Financial Holdings, Ltd.	82,400	343,826
Hang Seng Bank, Ltd.	111,700	2,075,804

		3,079,063

Diversified Financial Services (2.3%)
Beijing Enterprises Holdings, Ltd.	184,500	689,067
Hong Kong Exchanges & Clearing, Ltd.	100,500	1,204,988

		1,894,055

Diversified Telecommunication Services (1.6%)
China Netcom Group Corp Hong Kong, Ltd.	588,500	1,302,077

Electric Utilities (3.5%)
Cheung Kong Infrastructure Holdings, Ltd.	608,000	2,811,026

Independent Power Producers & Energy Traders (1.0%)
China Resources Power Holdings Co.	364,000	777,236

Industrial Conglomerates (2.0%)
Hutchison Whampoa, Ltd.	210,000	1,590,243

Investment Company (1.5%)
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker (exchange traded fund) (a)	919,400	1,245,624

Leisure Equipment & Products (0.9%)
Li Ning Co., Ltd.	405,500	701,871

Multiline Retail (0.3%)
Lifestyle International Holdings, Ltd.	239,000	267,784

Oil, Gas & Consumable Fuels (4.8%)
CNOOC, Ltd.	3,456,000	3,938,981

Real Estate Management & Development (9.4%)
Cheung Kong Holdings, Ltd.	259,000	2,876,907
Great Eagle Holdings, Ltd.	135,000	295,563
Hang Lung Properties, Ltd.	392,000	902,652
Kerry Properties, Ltd.	250,300	796,205
Sun Hung Kai Properties, Ltd.	171,000	1,726,550
Wharf Holdings, Ltd.	389,000	1,089,622

		7,687,499

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)

COMMON STOCKS — continued
Specialty Retail (0.4%)
Esprit Holdings, Ltd.	58,300	355,513

Wireless Telecommunication Services (9.3%)
China Mobile, Ltd.	690,000	6,912,198
Hutchison Telecommunications International, Ltd. (a)	558,000	633,825

		7,546,023

TOTAL HONG KONG		33,196,995

TAIWAN (28.2%)
Chemicals (0.7%)
Formosa Plastics Corp.	358,000	568,042

Commercial Banks (2.4%)
Chinatrust Financial Holding Co., Ltd.	2,157,618	1,145,638
First Financial Holding Co., Ltd.	1,331,364	804,069

		1,949,707

Computers & Peripherals (3.5%)
Acer, Inc.	624,080	1,030,929
High Tech Computer Corp.	89,900	1,353,874
Wistron Corp.	370,184	444,841

		2,829,644

Construction Materials (0.0%)
Asia Cement Corp.	21,205	18,436

Diversified Telecommunication Services (3.3%)
Chunghwa Telecom Co., Ltd. (a)	1,165,000	2,702,236

Electronic Equipment & Instruments (6.1%)
AU Optronics Corp.	1,506,547	1,660,687
Chroma ATE, Inc.	213,937	253,429
HON HAI Precision Industry Co., Ltd.	878,101	3,053,790

		4,967,906

Industrial Conglomerates (0.9%)
Far Eastern Textile Co., Ltd.	1,095,000	754,821

Insurance (2.0%)
Cathay Financial Holding Co., Ltd.	1,207,650	1,618,075

Machinery (0.5%)
Shin Zu Shing Co., Ltd.	101,154	406,752

Semiconductors & Semiconductor Equipment (8.8%)
MediaTek, Inc.	148,420	1,497,795
Powertech Technology, Inc.	246,300	527,704
Siliconware Precision Industries Co.	927,040	1,050,674
Taiwan Semiconductor Manufacturing Co., Ltd.	2,470,699	4,027,688

		7,103,861

TOTAL TAIWAN		22,919,480

TOTAL INVESTMENTS (97.6% of Net Assets) (Cost $104,763,049)		79,370,059

Other assets in excess of liabilities (2.4% of Net Assets)		1,961,669

NET ASSETS (100.0%)		$81,331,728

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Excess of market value over cost	$749,293
Excess of cost over market value	(26,142,283)

Net unrealized loss	($25,392,990)

NOTES INVESTMENT PORTFOLIO:

ADR- American Depositary Receipt

(a)	Non-income producing security.

B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.
††	At fair value as determined under the supervision of Board of Directors.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JF China Region Fund
Level 1	$ 52,009,015	$ -
Level 2	27,361,044	-
Level 3	-	-
Total	$ 79,370,059	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2007, based on their evaluation of these controls and procedures required  by  Rule  30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17  CFR   240.13a-15(b) or 240.15d-15(b)).

     (b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

Simon Crinage, President

(principal executive officer)

Date   November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

Simon Crinage, President

(principal executive officer)

Date   November 26, 2008

By (Signature and Title)* /s/ ____________________________________

Michael J. James, Treasurer

(principal financial officer)

 Date   November 26, 2008

* Print the name and title of each signing officer under his or her signature.